Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 48,591	$ 48,450
Accumulated Amortization	(47,129)	(44,926)
Net Book Value	$ 1,462	$ 3,524
Finite-Lived Intangible Asset, Useful Life	4 months 6 days	10 months 2 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 10,514	$ 10,514
Accumulated Amortization	(10,514)	(10,514)
Net Book Value	$ 0	$ 0
Finite-Lived Intangible Asset, Useful Life	0 years	0 years
Patent and developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 37,400	$ 37,312
Accumulated Amortization	(36,043)	(33,980)
Net Book Value	$ 1,357	$ 3,332
Finite-Lived Intangible Asset, Useful Life	4 months 2 days	10 months 2 days
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 620	$ 570
Accumulated Amortization	(521)	(394)
Net Book Value	$ 99	$ 176
Finite-Lived Intangible Asset, Useful Life	5 months 1 day	11 months 1 day
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 57	$ 54
Accumulated Amortization	(51)	(38)
Net Book Value	$ 6	$ 16
Finite-Lived Intangible Asset, Useful Life	5 months 1 day	11 months 1 day